As filed with the Securities and Exchange Commission on May 4, 2017

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,746	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,746	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 2, 2017, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,746 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 2, 2017, the effectiveness of the registration statement for the iShares Emerging Markets Diversified Country Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 1,239 on October 31, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,299	January 13, 2015	February 12, 2015
1,323	February 11, 2015	March 11, 2015
1,357	March 10, 2015	April 9, 2015
1,387	April 8, 2015	May 8, 2015
1,420	May 7, 2015	June 5, 2015
1,431	June 4, 2015	July 2, 2015
1,486	July 30, 2015	August 28, 2015
1,500	August 27, 2015	September 25, 2015
1,508	September 24, 2015	October 23, 2015
1,517	October 22, 2015	November 20, 2015
1,536	November 19, 2015	December 18, 2015
1,542	December 17, 2015	January 16, 2016
1,555	January 15, 2016	February 14, 2016
1,578	February 11, 2016	March 12, 2016
1,590	March 11, 2016	April 8, 2016
1,605	April 7, 2016	May 6, 2016
1,620	May 5, 2016	June 3, 2016
1,646	June 2, 2016	July 1, 2016
1,656	June 30, 2016	July 29, 2016
1,662	July 28, 2016	August 26, 2016
1,671	August 25, 2016	September 23, 2016
1,681	September 22, 2016	October 21, 2016
1,685	October 20, 2016	November 18, 2016
1,693	November 17, 2016	December 16, 2016
1,701	December 15, 2016	January 13, 2017
1,709	January 12, 2017	February 10, 2017
1,717	February 9, 2017	March 10, 2017
1,726	March 9, 2017	April 7, 2017
1,735	April 6, 2017	May 5, 2017

This Post-Effective Amendment No. 1,746 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,239.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,746 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 4th day of May, 2017.

iSHARES TRUST

By:
Martin Small*
President

Date: May 4, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,746 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: May 4, 2017

John E. Martinez*
Trustee

Date: May 4, 2017

Cecilia H. Herbert*
Trustee

Date: May 4, 2017

Charles A. Hurty*
Trustee

Date: May 4, 2017

John E. Kerrigan*
Trustee

Date: May 4, 2017

Robert S. Kapito*
Trustee

Date: May 4, 2017

Madhav V. Rajan*
Trustee

Date: May 4, 2017

Jane D. Carlin*
Trustee

Date: May 4, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: May 4, 2017

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 4, 2017

*

Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 1,690, filed October 31, 2016.